Financial Instruments - Summary of Financial Liabilities Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Liabilities [Line Items]
Trade and other accounts payable	$ 1,743,892,909	$ 978,324,487
Derivative instruments	7,593,354	11,647,943
Other financial liabilities	19,020,636	11,105,018
Trade and other accounts payable	308,308,862	179,397,412
Derivative instruments	45,391,794	72,386,037
Non-current lease liabilities	216,664,919	148,557,059
Financial liabilities at fair value through results [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	14,965,265	3,843,088
Total Current	14,965,265	3,843,088
Derivative instruments		682,670
Total Non-current		682,670
Total	14,965,265	4,525,758
Financial liabilities measured at amortized cost [Member]
Disclosure Of Financial Liabilities [Line Items]
Interest-bearing loans	55,977,988	75,182,769
Trade and other accounts payable	2,632,538,771	1,978,051,397
Other financial liabilities	19,020,636	11,105,018
Total Current	2,707,537,395	2,064,339,184
Interest-bearing loans	2,138,411,462	1,868,805,671
Trade and other accounts payable	1,455,405,575	1,479,456,509
Non-current lease liabilities	216,664,919	148,557,059
Total Non-current	3,810,481,956	3,496,819,239
Total	6,518,019,351	5,561,158,423
Financial Liabilities at Fair Value Through Other Comprehensive Income, Category [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	46,937,977	3,396,389
Total Current	46,937,977	3,396,389
Total	46,937,977	3,396,389
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	7,593,354	11,647,943
Total Current	7,593,354	11,647,943
Derivative instruments	45,391,794	72,386,037
Total Non-current	45,391,794	72,386,037
Total	$ 52,985,148	$ 84,033,980